Note 22 - Business Acquisitions (Details Textual)			12 Months Ended
	Jun. 22, 2016 USD ($)	May 11, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 10, 2016 USD ($)
Statement Line Items [Line Items]
Adjustments for deferred tax of prior periods			$ (297,940)	$ (207,257)
Deferred tax liabilities			1,298,367	1,596,307
Ordinary shares [member]
Statement Line Items [Line Items]
Share issue related cost				(1,165,017)
DenseLight [member]
Statement Line Items [Line Items]
Liabilities incurred		$ 283,130
Maximum ownership percentage transaction allowed in the fist fiscal year after acquisition		50.00%
Maximum ownership percentage transactions allowed in the second fiscal year after acquisition		50.00%
Fair value of acquired receivables		$ 198,898
Share issue related cost		$ 197,284
Amounts receivable, related party transactions						$ 500,000
Discount rate used in current estimate of value in use		9.00%
Revenue of acquiree since acquisition date				1,861,747
Profit (loss) of acquiree since acquisition date				(3,182,562)
Revenue of combined entity as if combination occurred at beginning of period				2,316,169
Profit (loss) of combined entity as if combination occurred at beginning of period				2,344,976
Deferred tax liabilities recognised as of acquisition date		$ 1,504,161
Adjustments for deferred tax of prior periods			297,940	200,596
Deferred tax liabilities			1,005,627	1,303,567
DenseLight [member] | Owing to EDB Investments Pte. Ltd [member]
Statement Line Items [Line Items]
Equity interests of acquirer		$ 500,000
Number of instruments or interests issued or issuable		648,150
Weighted average share price		$ 0.771
DenseLight [member] | Current and past employees [member]
Statement Line Items [Line Items]
Cash transferred		240,266
Liabilities incurred		184,570
DenseLight [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer		$ 10,500,000
Number of instruments or interests issued or issuable		13,611,150
Weighted average share price		$ 0.7714
DenseLight [member] | Ordinary shares committed, based on revenue [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable		1,000,000
DenseLight [member] | Ordinary shares, settlement agreement [member]
Statement Line Items [Line Items]
Equity interests of acquirer		$ 1,343,629
Number of instruments or interests issued or issuable		1,738,236
Weighted average share price		$ 0.7714
BB Photonics [member]
Statement Line Items [Line Items]
Share issue related cost	$ 59,930
Revenue of acquiree since acquisition date				0
Profit (loss) of acquiree since acquisition date				181,782
Revenue of combined entity as if combination occurred at beginning of period				0
Profit (loss) of combined entity as if combination occurred at beginning of period				272,793
Deferred tax liabilities recognised as of acquisition date	292,740
Adjustments for deferred tax of prior periods			0	0
Amortisation, intangible assets other than goodwill			$ 0	$ 0
BB Photonics [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer	$ 1,550,000
Number of instruments or interests issued or issuable	1,996,090
Weighted average share price	$ 0.777